CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions		Dec. 31, 2022		Dec. 31, 2021
Investments:
Market risk benefits	[1]	$ 1,015		$ 539
Reinsurance recoverables (allowance for credit losses: 2022, $23; 2021, $11)	[1]	4,228		5,456
Deferred acquisition costs	[1]	2,759		2,821
Separate account assets	[1]	70,876		92,238
Total assets	[1]	115,403		141,253
Liabilities:
Policyholder account balances, future policy benefits and claims	[1]	34,122		35,017
Market risk benefits	[1]	2,118		3,440
Short-term borrowings	[1]	201		200
Separate account liabilities	[1]	70,876		92,238
Liabilities	[1]	114,430		140,215
Shareholder's equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	[1]	3		3
Additional paid-in capital	[1]	2,466		2,466
Accumulated deficit	[1]	(412)		(1,114)
Accumulated other comprehensive income (loss), net of tax	[1]	(1,084)		(317)
Total shareholder's equity		973	[2]	1,038	[1]
Total liabilities and shareholder's equity	[1]	115,403		141,253
RiverSource Life
Investments:
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2022, $17,331; 2021, $14,718; allowance for credit losses: 2022, $22; 2021, $1)	[1]	16,135		16,239
Mortgage loans, at amortized cost (allowance for credit losses: 2022, $11; 2021, $12)	[1]	1,768		1,788
Policy loans	[1]	847		834
Other investments (allowance for credit losses: 2022, nil; 2021, nil)	[1]	207		230
Total investments	[1]	18,957		19,091
Cash and cash equivalents	[1]	2,611		3,200
Receivables	[1]	7,577		8,148
Accrued investment income	[1]	145		124
Other assets	[1]	4,726		7,311
Liabilities:
Short-term borrowings		201		200
Long-term debt	[1]	500		500
Other liabilities	[1]	4,131		6,519
Consolidated investment entities
Investments:
Total investments	[1]	2,354		2,184
Cash and cash equivalents	[1]	133		121
Receivables	[1]	20		17
Other assets	[1]	2		3
Liabilities:
Long-term debt	[1]	2,363		2,164
Other liabilities	[1]	$ 119		$ 137

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.
[2]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.